Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Cash Flows [Abstract]
Net (loss) income	$ (155)	$ (832)	$ 1,580
Adjustments to reconcile net (loss) income with net cash (used in) provided by operating activities:
Depreciation	0	87	241
Amortization of deferred charges	0	19	4
Gain on sale of asset	0	(60)	0
Other, net	0	(538)	0
Changes in operating assets and liabilities:
Interest receivable	0	0	15
Other current assets	0	2,325	(1,041)
Accrued interest	0	(232)	(10)
Other current liabilities	69	(29)	3
Net cash (used in) provided by operating activities	(86)	740	792
Investing activities
Proceeds from sale of asset	0	8,560	0
Change in restricted cash and investments	6,786	1,584	(348)
Net cash provided by (used in) investing activities	6,786	10,144	(348)
Financing activities
Repayment of debt	0	(10,884)	(444)
Dividend paid	(6,700)	0	0
Net cash used in financing activities	(6,700)	(10,884)	(444)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 0	$ 464	$ 946